Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of administrative expense [Line Items]
Schedule of detailed information of Administrative expenses

This caption is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Personnel expenses	38,566	34,656	36,265
Professional fees	13,924	15,324	12,663
Sundry charges	7,489	3,965	4,921
Depreciation and amortization	3,825	1,295	1,146
Board of Directors’ compensation	2,202	3,252	1,422
Software licenses	1,706	1,824	2,523
Subscriptions and quotes	1,492	1,938	1,428
Communications	1,296	1,512	1,376
Donations	1,030	1,617	3,006
Short-term and low-value lease	1,011	5,818	5,412
Maintenance and repairs	953	2,732	2,657
Transport	878	1,212	989
Insurance	720	645	3,911
Consumption of materials and supplies	422	436	616
Canons and tributes	410	388	602
Travel and mobility	373	467	1,053
Allowance for expected credit losses, note 7(f)	—	18	676

	76,297	77,099	80,666

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Schedule of detailed information of Administrative expenses	This caption is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Management expenses	1,341	1,317	3,395
Other	403	1,466	1,365

	1,744	2,783	4,760